John Hancock
Managed Account Shares
Quarterly portfolio holdings 8/31/2024

Portfolios’ investments
MANAGED ACCOUNT SHARES BOND COMPLETION PORTFOLIO

As of 8-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 89.7%				$926,119
(Cost $922,825)
U.S. Government 28.7%				295,981
U.S. Treasury
Bond	2.375	02-15-42	114,000	87,094
Bond	2.875	05-15-49	131,000	101,663
Bond	4.125	08-15-53	18,000	17,676
Note	3.375	05-15-33	44,000	42,340
Note	4.250	06-30-31	46,000	47,208
U.S. Government Agency 61.0%				630,138
Federal National Mortgage Association
30 Yr Pass Thru	3.500	11-01-50	265,509	244,841
30 Yr Pass Thru	3.500	09-01-52	27,174	25,074

30 Yr Pass Thru	4.500	02-01-53	366,865	360,223
Corporate bonds 14.9%				$154,149
(Cost $152,488)
Communication services 2.6%				26,318
Wireless telecommunication services 2.6%
T-Mobile USA, Inc.	5.050	07-15-33	26,000	26,318
Financials 7.5%				77,434
Banks 6.0%
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%)	5.015	07-22-33	26,000	26,303
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%)	4.912	07-25-33	19,000	19,105
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	18,000	16,196
Capital markets 1.5%
Morgan Stanley (2.943% to 1-21-32, then Overnight SOFR + 1.290%)	2.943	01-21-33	18,000	15,830
Health care 1.7%				17,471
Biotechnology 1.7%
Amgen, Inc.	5.250	03-02-33	17,000	17,471
Information technology 1.6%				17,011
Software 1.6%
Oracle Corp.	4.900	02-06-33	17,000	17,011
Utilities 1.5%				15,915
Multi-utilities 1.5%
Dominion Energy, Inc.	3.375	04-01-30	17,000	15,915

	Yield (%)	Shares	Value
Short-term investments 0.1%			$647
(Cost $647)
Short-term funds 0.1%			647
John Hancock Collateral Trust (A)	5.2747(B)	65	647

Total investments (Cost $1,075,960) 104.7%	$1,080,915
Other assets and liabilities, net (4.7%)	(48,717)
Total net assets 100.0%	$1,032,198

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
2	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 8-31-24.
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 8-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 97.7%				$266,408,735
(Cost $258,879,863)
Communication services 5.4%				14,721,291
Diversified telecommunication services 0.6%
AT&T, Inc.	2.750	06-01-31	1,975,000	1,758,639
Entertainment 1.8%
Netflix, Inc. (A)	4.875	06-15-30	989,000	1,011,298
WarnerMedia Holdings, Inc.	4.279	03-15-32	4,450,000	3,889,978
Media 1.2%
Charter Communications Operating LLC	2.800	04-01-31	1,085,000	920,295
Charter Communications Operating LLC	4.200	03-15-28	1,150,000	1,112,936
Charter Communications Operating LLC	6.384	10-23-35	1,212,000	1,227,174
Wireless telecommunication services 1.8%
T-Mobile USA, Inc.	3.375	04-15-29	1,049,000	996,843
T-Mobile USA, Inc.	3.875	04-15-30	3,954,000	3,804,128
Consumer discretionary 7.1%				19,474,525
Automobiles 5.3%
Ford Motor Company	3.250	02-12-32	2,055,000	1,750,296
Ford Motor Company	6.100	08-19-32	1,215,000	1,248,442
Ford Motor Credit Company LLC	4.000	11-13-30	605,000	557,763
Ford Motor Credit Company LLC	6.125	03-08-34	2,308,000	2,335,464
Ford Motor Credit Company LLC	7.122	11-07-33	1,721,000	1,859,154
General Motors Financial Company, Inc.	5.600	06-18-31	3,297,000	3,374,208
Hyundai Capital America (A)	2.375	10-15-27	411,000	384,291
Hyundai Capital America (A)	5.400	01-08-31	1,810,000	1,858,720
Hyundai Capital America (A)	5.680	06-26-28	1,087,000	1,120,212
Hotels, restaurants and leisure 0.8%
Expedia Group, Inc.	3.800	02-15-28	2,221,000	2,160,665
Leisure products 0.2%
Brunswick Corp.	5.850	03-18-29	462,000	472,659
Specialty retail 0.2%
AutoNation, Inc.	4.750	06-01-30	577,000	570,066
Textiles, apparel and luxury goods 0.6%
Tapestry, Inc.	7.700	11-27-30	835,000	889,112
Tapestry, Inc.	7.850	11-27-33	835,000	893,473
Consumer staples 2.3%				6,164,730
Food products 2.3%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	770,000	808,777
JBS USA LUX SA	3.625	01-15-32	1,098,000	986,647
JBS USA LUX SA	5.750	04-01-33	1,159,000	1,186,421
Kraft Heinz Foods Company	4.375	06-01-46	2,418,000	2,065,836
Kraft Heinz Foods Company	5.000	06-04-42	404,000	381,184
Pilgrim’s Pride Corp.	6.250	07-01-33	696,000	735,865
Energy 16.2%				44,255,163
Oil, gas and consumable fuels 16.2%
Aker BP ASA (A)	3.100	07-15-31	262,000	230,355
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Aker BP ASA (A)	4.000	01-15-31	612,000	$573,613
Cheniere Energy Partners LP	3.250	01-31-32	2,791,000	2,476,339
Cheniere Energy Partners LP	5.950	06-30-33	1,310,000	1,379,012
Cheniere Energy, Inc. (A)	5.650	04-15-34	1,060,000	1,090,787
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	772,000	787,694
Columbia Pipelines Operating Company LLC (A)	5.927	08-15-30	248,000	260,512
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	1,342,000	1,416,918
Continental Resources, Inc. (A)	2.875	04-01-32	2,600,000	2,186,199
Continental Resources, Inc.	4.900	06-01-44	283,000	240,627
Continental Resources, Inc. (A)	5.750	01-15-31	1,444,000	1,464,434
Diamondback Energy, Inc.	5.750	04-18-54	1,182,000	1,182,481
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,940,000	2,810,807
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,771,000	1,733,620
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	870,000	953,529
Energy Transfer LP	5.150	03-15-45	483,000	441,922
Energy Transfer LP	5.250	04-15-29	2,090,000	2,136,669
Energy Transfer LP	5.250	07-01-29	761,000	778,902
Energy Transfer LP	5.400	10-01-47	1,621,000	1,515,623
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	2,119,000	2,065,835
Kinder Morgan Energy Partners LP	7.750	03-15-32	275,000	319,397
MPLX LP	4.250	12-01-27	658,000	650,082
MPLX LP	4.950	09-01-32	663,000	656,273
MPLX LP	5.000	03-01-33	425,000	420,570
Occidental Petroleum Corp.	5.375	01-01-32	524,000	531,736
Occidental Petroleum Corp.	6.450	09-15-36	1,667,000	1,806,640
Occidental Petroleum Corp.	6.625	09-01-30	244,000	262,860
ONEOK, Inc.	5.650	11-01-28	319,000	331,349
ONEOK, Inc.	6.050	09-01-33	1,155,000	1,219,034
ONEOK, Inc.	6.625	09-01-53	761,000	838,182
Ovintiv, Inc.	6.250	07-15-33	723,000	763,339
Ovintiv, Inc.	7.200	11-01-31	27,000	29,981
Sabine Pass Liquefaction LLC	4.500	05-15-30	1,369,000	1,354,694
Targa Resources Corp.	5.500	02-15-35	1,290,000	1,309,739
Targa Resources Corp.	6.150	03-01-29	1,470,000	1,552,307
Targa Resources Partners LP	4.000	01-15-32	664,000	616,089
The Williams Companies, Inc.	4.650	08-15-32	125,000	122,964
Var Energi ASA (A)	8.000	11-15-32	2,338,000	2,691,328
Western Midstream Operating LP	4.050	02-01-30	1,237,000	1,184,057
Western Midstream Operating LP	5.450	11-15-34	675,000	671,239
Whistler Pipeline LLC (A)	5.400	09-30-29	523,000	529,792
Whistler Pipeline LLC (A)	5.700	09-30-31	653,000	667,633
Financials 21.6%				59,047,875
Banks 8.4%
Banco Santander SA	4.379	04-12-28	250,000	246,719
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	221,000	200,612
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)	5.497	05-20-30	926,000	950,262
BNP Paribas SA (5.894% to 12-5-33, then Overnight SOFR + 1.866%) (A)	5.894	12-05-34	1,558,000	1,653,811
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	285,000	308,885
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (A)	5.716	01-18-30	819,000	839,028
4	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	108,000	$93,553
Citigroup, Inc. (5.174% to 2-13-29, then Overnight SOFR + 1.364%)	5.174	02-13-30	696,000	709,268
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	381,000	402,182
Citizens Financial Group, Inc.	3.250	04-30-30	129,000	118,169
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	1,144,000	1,167,696
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	823,000	889,415
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,660,000	1,688,658
Credit Agricole SA (A)	3.250	01-14-30	409,000	375,612
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (A)	6.316	10-03-29	961,000	1,011,843
Fifth Third Bancorp (6.339% to 7-27-28, then Overnight SOFR + 2.340%)	6.339	07-27-29	673,000	707,568
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	478,000	502,217
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	598,000	611,386
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	830,000	864,154
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	1,330,000	1,364,220
Santander Holdings USA, Inc. (2.490% to 1-6-27, then Overnight SOFR + 1.249%)	2.490	01-06-28	164,000	153,913
Santander Holdings USA, Inc.	3.244	10-05-26	458,000	442,603
Santander Holdings USA, Inc.	4.400	07-13-27	255,000	251,907
Societe Generale SA (6.691% to 1-10-33, then 1 Year CMT + 2.950%) (A)	6.691	01-10-34	320,000	342,976
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)	3.400	09-15-26	1,542,000	1,359,180
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	379,000	377,211
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (B)(C)	8.648	12-01-24	47,000	47,113
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%)	5.435	01-24-30	1,372,000	1,407,304
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	1,000,000	1,044,893
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	602,000	654,112
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	665,000	683,406
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	1,100,000	1,155,702
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (B)	5.875	06-15-25	276,000	274,065
Capital markets 7.4%
Ares Capital Corp.	2.150	07-15-26	1,001,000	943,976
Ares Capital Corp.	2.875	06-15-28	674,000	615,692
Ares Capital Corp.	5.875	03-01-29	715,000	726,922
Ares Capital Corp.	5.950	07-15-29	387,000	394,367
Blackstone Private Credit Fund	3.250	03-15-27	35,000	33,144
Blackstone Private Credit Fund	4.000	01-15-29	1,158,000	1,092,623
Blackstone Private Credit Fund (A)	7.300	11-27-28	1,094,000	1,159,678
Cantor Fitzgerald LP (A)	7.200	12-12-28	2,570,000	2,718,597
Deutsche Bank AG (2.552% to 1-7-27, then Overnight SOFR + 1.318%)	2.552	01-07-28	297,000	280,853
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	672,000	715,062
Jefferies Financial Group, Inc.	5.875	07-21-28	577,000	597,507
Jefferies Financial Group, Inc.	6.200	04-14-34	2,075,000	2,183,358
Lazard Group LLC	4.375	03-11-29	792,000	775,519
Lazard Group LLC	6.000	03-15-31	1,740,000	1,814,478
Macquarie Bank, Ltd. (A)	3.624	06-03-30	229,000	211,556
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	249,000	205,269
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	568,000	587,671
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	788,000	829,882
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	1,600,000	$1,693,662
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	212,000	182,998
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (A)	5.428	02-08-30	886,000	907,755
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	560,000	604,202
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (A)(B)	9.250	11-13-28	503,000	554,596
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	375,000	433,049
Consumer finance 0.9%
Ally Financial, Inc.	8.000	11-01-31	1,048,000	1,196,086
Discover Financial Services	4.100	02-09-27	280,000	275,175
Trust Fibra Uno (A)	7.375	02-13-34	1,043,000	1,068,630
Financial services 2.6%
Apollo Debt Solutions BDC (A)	6.900	04-13-29	539,000	557,395
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	297,000	303,410
Enact Holdings, Inc.	6.250	05-28-29	1,250,000	1,289,038
National Rural Utilities Cooperative Finance Corp.	4.850	02-07-29	1,118,000	1,138,544
NMI Holdings, Inc.	6.000	08-15-29	1,405,000	1,438,214
Radian Group, Inc.	6.200	05-15-29	2,360,000	2,457,558
Insurance 2.3%
Athene Holding, Ltd.	3.500	01-15-31	2,154,000	1,982,059
CNA Financial Corp.	2.050	08-15-30	208,000	180,254
CNO Financial Group, Inc.	5.250	05-30-29	1,303,000	1,307,393
CNO Financial Group, Inc.	6.450	06-15-34	616,000	642,560
F&G Annuities & Life, Inc.	6.500	06-04-29	659,000	672,231
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	575,000	604,858
SBL Holdings, Inc. (A)	5.000	02-18-31	120,000	108,854
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	783,000	663,557
Health care 8.2%				22,352,567
Biotechnology 2.4%
Amgen, Inc.	5.250	03-02-30	1,524,000	1,578,707
Amgen, Inc.	5.250	03-02-33	2,967,000	3,049,118
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	2,094,000	1,790,161
Health care equipment and supplies 0.4%
Solventum Corp. (A)	5.400	03-01-29	934,000	953,133
Health care providers and services 2.2%
Cencora, Inc.	2.800	05-15-30	418,000	379,999
Centene Corp.	4.625	12-15-29	1,690,000	1,644,188
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	942,000	776,947
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	1,968,000	1,846,282
HCA, Inc.	5.450	04-01-31	398,000	408,341
Universal Health Services, Inc.	2.650	10-15-30	1,109,000	980,083
Life sciences tools and services 0.5%
Icon Investments Six DAC	5.809	05-08-27	370,000	379,507
Icon Investments Six DAC	5.849	05-08-29	653,000	682,283
Thermo Fisher Scientific, Inc.	4.977	08-10-30	407,000	420,844
Pharmaceuticals 2.7%
IQVIA, Inc.	6.250	02-01-29	536,000	566,291
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	667,000	670,587
Royalty Pharma PLC	1.750	09-02-27	849,000	783,272
Viatris, Inc.	2.700	06-22-30	2,657,000	2,338,997
6	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Viatris, Inc.	4.000	06-22-50	4,379,000	$3,103,827
Industrials 13.7%				37,260,539
Aerospace and defense 1.1%
BAE Systems PLC (A)	5.250	03-26-31	410,000	422,199
DAE Funding LLC (A)	3.375	03-20-28	686,000	649,428
Huntington Ingalls Industries, Inc.	4.200	05-01-30	464,000	449,520
Lockheed Martin Corp.	5.250	01-15-33	1,000,000	1,049,047
The Boeing Company (A)	6.298	05-01-29	457,000	477,270
Building products 0.9%
Owens Corning	3.500	02-15-30	685,000	644,071
Owens Corning	3.875	06-01-30	450,000	431,190
Owens Corning	3.950	08-15-29	880,000	851,510
Owens Corning	5.700	06-15-34	448,000	467,572
Construction and engineering 0.3%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	664,000	705,281
Electrical equipment 0.2%
Regal Rexnord Corp.	6.400	04-15-33	495,000	525,303
Ground transportation 0.3%
Uber Technologies, Inc. (A)	4.500	08-15-29	962,000	943,467
Passenger airlines 6.4%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	12-15-27	614,229	589,544
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	445,520	428,573
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,130,915	1,072,494
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	393,325	376,137
American Airlines 2016-3 Class A Pass Through Trust	3.250	04-15-30	939,214	858,979
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	958,125	896,054
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	899,999	852,740
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,046,660	954,457
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,211,635	1,075,695
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,470,893	1,342,708
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	719,559	622,396
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	123,820	113,808
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	76,246	71,637
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	430,897	411,321
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	141,197	147,603
Delta Air Lines, Inc. (A)	4.750	10-20-28	2,377,000	2,354,024
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	713,449	623,820
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	395,412	365,310
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	243,413	224,093
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	1,718,566	1,750,606
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	2,163,555	2,235,863
Professional services 0.3%
Concentrix Corp.	6.600	08-02-28	743,000	778,909
Trading companies and distributors 4.2%
AerCap Ireland Capital DAC	2.450	10-29-26	3,629,000	3,458,740
AerCap Ireland Capital DAC	3.000	10-29-28	323,000	302,085
AerCap Ireland Capital DAC	3.300	01-30-32	2,671,000	2,374,190
Air Lease Corp.	3.625	12-01-27	380,000	368,368
Ashtead Capital, Inc. (A)	4.250	11-01-29	269,000	258,886
Ashtead Capital, Inc. (A)	5.500	08-11-32	1,340,000	1,353,564
Ashtead Capital, Inc. (A)	5.550	05-30-33	2,400,000	2,426,877
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	7

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Ashtead Capital, Inc. (A)	5.950	10-15-33	525,000	$544,642
SMBC Aviation Capital Finance DAC (A)	2.300	06-15-28	449,000	410,558
Information technology 7.9%				21,440,713
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	175,000	152,574
Motorola Solutions, Inc.	2.750	05-24-31	184,000	162,694
Electronic equipment, instruments and components 1.4%
CDW LLC	5.100	03-01-30	675,000	679,374
CDW LLC	5.550	08-22-34	810,000	816,869
Flex, Ltd.	5.250	01-15-32	389,000	389,106
TD SYNNEX Corp.	2.650	08-09-31	1,500,000	1,266,978
TD SYNNEX Corp.	6.100	04-12-34	520,000	540,609
IT services 0.6%
Gartner, Inc. (A)	4.500	07-01-28	1,800,000	1,767,774
Semiconductors and semiconductor equipment 4.3%
Broadcom, Inc. (A)	3.419	04-15-33	596,000	531,047
Broadcom, Inc.	4.750	04-15-29	1,723,000	1,736,078
Foundry JV Holdco LLC (A)	5.875	01-25-34	2,670,000	2,680,673
Marvell Technology, Inc.	5.950	09-15-33	1,400,000	1,487,009
Micron Technology, Inc.	2.703	04-15-32	499,000	427,503
Micron Technology, Inc.	5.300	01-15-31	665,000	681,788
Micron Technology, Inc.	5.327	02-06-29	1,025,000	1,049,727
Micron Technology, Inc.	6.750	11-01-29	1,778,000	1,934,797
Qorvo, Inc. (A)	3.375	04-01-31	616,000	546,869
Qorvo, Inc.	4.375	10-15-29	550,000	529,649
Software 0.4%
Atlassian Corp.	5.250	05-15-29	712,000	727,964
Oracle Corp.	2.950	04-01-30	151,000	138,677
VMware LLC	4.700	05-15-30	225,000	224,735
Technology hardware, storage and peripherals 1.1%
Dell International LLC	5.300	10-01-29	147,000	151,787
Dell International LLC	5.400	04-15-34	2,745,000	2,816,432
Materials 1.6%				4,373,953
Construction materials 0.7%
Cemex SAB de CV (A)	3.875	07-11-31	2,000,000	1,819,891
Metals and mining 0.9%
Freeport-McMoRan, Inc.	5.400	11-14-34	1,070,000	1,090,797
Freeport-McMoRan, Inc.	5.450	03-15-43	1,276,000	1,249,722
Newmont Corp.	2.800	10-01-29	230,000	213,543
Real estate 3.6%				9,829,601
Industrial REITs 1.5%
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	04-01-29	2,400,000	2,451,340
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	01-15-35	1,541,000	1,555,482
Real estate management and development 0.2%
CoStar Group, Inc. (A)	2.800	07-15-30	773,000	679,705
Residential REITs 0.1%
American Homes 4 Rent LP	4.250	02-15-28	297,000	291,895
Specialized REITs 1.8%
American Tower Corp.	3.800	08-15-29	247,000	237,086
8	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs (continued)
American Tower Corp.	5.200	02-15-29	1,710,000	$1,748,237
GLP Capital LP	3.250	01-15-32	332,000	289,787
GLP Capital LP	4.000	01-15-30	295,000	278,790
VICI Properties LP	5.125	05-15-32	2,324,000	2,297,279
Utilities 10.1%				27,487,778
Electric utilities 4.9%
American Electric Power Company, Inc.	5.625	03-01-33	268,000	280,024
Constellation Energy Generation LLC	6.500	10-01-53	471,000	521,809
Duke Energy Carolinas LLC	4.950	01-15-33	1,000,000	1,015,681
Duke Energy Corp.	2.450	06-01-30	180,000	160,896
Duke Energy Corp.	5.750	09-15-33	1,000,000	1,056,632
Electricite de France SA (A)	5.650	04-22-29	1,900,000	1,977,153
Eversource Energy	5.125	05-15-33	593,000	593,466
Exelon Corp.	4.050	04-15-30	1,000,000	974,794
Georgia Power Company	4.950	05-17-33	324,000	327,521
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	918,000	810,532
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	1,095,000	1,113,953
NRG Energy, Inc. (A)	2.450	12-02-27	502,000	465,898
NRG Energy, Inc. (A)	4.450	06-15-29	936,000	907,449
NRG Energy, Inc. (A)	7.000	03-15-33	1,943,000	2,137,230
The Southern Company	5.700	03-15-34	967,000	1,020,250
Independent power and renewable electricity producers 2.5%
Vistra Operations Company LLC (A)	3.700	01-30-27	2,590,000	2,520,404
Vistra Operations Company LLC (A)	4.300	07-15-29	1,973,000	1,915,150
Vistra Operations Company LLC (A)	6.000	04-15-34	1,306,000	1,364,843
Vistra Operations Company LLC (A)	6.950	10-15-33	847,000	940,918
Multi-utilities 2.7%
Dominion Energy, Inc.	3.375	04-01-30	1,000,000	936,198
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	894,000	931,084
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	407,000	432,940
National Grid PLC	5.809	06-12-33	1,545,000	1,618,443
NiSource, Inc.	1.700	02-15-31	180,000	149,549
San Diego Gas & Electric Company	4.950	08-15-28	1,158,000	1,181,309

Sempra	5.500	08-01-33	1,195,000	1,233,681

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	891,000	899,971
Municipal bonds 0.1%				$325,275
(Cost $437,622)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	25,875
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	108,000	84,868
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	91,609
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	23,860
Regents of the University of California Medical Center	3.006	05-15-50	140,000	99,063

	Yield (%)	Shares	Value
Short-term investments 0.8%			$2,264,186
(Cost $2,264,233)
Short-term funds 0.8%			2,264,186
John Hancock Collateral Trust (D)	5.2747(E)	226,428	2,264,186

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	9

Total investments (Cost $261,581,718) 98.6%	$268,998,196
Other assets and liabilities, net 1.4%	3,769,221
Total net assets 100.0%	$272,767,417

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $71,157,338 or 26.1% of the portfolio’s net assets as of 8-31-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 8-31-24.
The portfolio had the following country composition as a percentage of net assets on 8-31-24:
United States	85.4%
Ireland	2.8%
France	2.7%
Canada	2.2%
Norway	1.3%
Mexico	1.1%
United Kingdom	1.0%
Other countries	3.5%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 8-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 96.1%				$65,533,112
(Cost $63,714,428)
Communication services 11.3%				7,742,345
Diversified telecommunication services 2.6%
C&W Senior Finance, Ltd. (A)	6.875	09-15-27	500,000	492,229
Connect Finco SARL (A)	6.750	10-01-26	571,000	566,360
GCI LLC (A)	4.750	10-15-28	679,000	644,075
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28	200,000	116,657
Entertainment 0.7%
WMG Acquisition Corp. (A)	3.875	07-15-30	496,000	460,421
Interactive media and services 0.7%
Match Group Holdings II LLC (A)	3.625	10-01-31	135,000	119,875
Match Group Holdings II LLC (A)	4.125	08-01-30	382,000	351,874
Media 5.0%
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	326,000	301,047
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29	625,000	504,689
Midcontinent Communications (A)	8.000	08-15-32	1,225,000	1,220,410
News Corp. (A)	3.875	05-15-29	466,000	438,250
Sirius XM Radio, Inc. (A)	4.000	07-15-28	433,000	405,568
Sirius XM Radio, Inc. (A)	5.000	08-01-27	547,000	534,696
Wireless telecommunication services 2.3%
Iliad Holding SAS (A)	8.500	04-15-31	300,000	317,900
Millicom International Cellular SA (A)	6.250	03-25-29	486,000	480,878
Millicom International Cellular SA (A)	7.375	04-02-32	213,000	215,771
10	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	546,000	$571,645
Consumer discretionary 18.6%				12,663,586
Broadline retail 2.1%
Kohl’s Corp.	4.625	05-01-31	412,000	340,386
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	351,000	343,777
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	287,000	278,308
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	455,000	435,227
Hotels, restaurants and leisure 10.5%
Caesars Entertainment, Inc. (A)	6.500	02-15-32	237,000	243,549
Full House Resorts, Inc. (A)	8.250	02-15-28	263,000	260,002
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29	607,000	573,902
Hilton Grand Vacations Borrower Escrow LLC (A)	6.625	01-15-32	1,306,000	1,321,740
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	279,000	266,167
MGM Resorts International	4.750	10-15-28	906,000	881,864
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	664,000	633,943
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26	1,040,000	1,007,125
Resorts World Las Vegas LLC (A)	4.625	04-16-29	550,000	495,445
Resorts World Las Vegas LLC (A)	4.625	04-06-31	300,000	260,898
Resorts World Las Vegas LLC (A)	8.450	07-27-30	400,000	422,428
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33	521,000	533,706
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32	126,000	130,122
Travel + Leisure Company (A)	4.625	03-01-30	158,000	146,522
Household durables 1.5%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	315,000	295,577
Century Communities, Inc. (A)	3.875	08-15-29	400,000	370,596
KB Home	4.000	06-15-31	383,000	352,703
Specialty retail 4.5%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	180,000	171,371
Asbury Automotive Group, Inc.	4.750	03-01-30	457,000	436,682
Group 1 Automotive, Inc. (A)	4.000	08-15-28	305,000	288,490
Lithia Motors, Inc. (A)	3.875	06-01-29	248,000	230,013
Lithia Motors, Inc. (A)	4.375	01-15-31	167,000	153,824
Lithia Motors, Inc. (A)	4.625	12-15-27	325,000	316,183
The Michaels Companies, Inc. (A)	5.250	05-01-28	700,000	549,600
The Michaels Companies, Inc. (A)	7.875	05-01-29	513,000	300,320
Valvoline, Inc. (A)	3.625	06-15-31	535,000	476,460
Velocity Vehicle Group LLC (A)	8.000	06-01-29	141,000	146,656
Consumer staples 3.0%				2,051,800
Food products 3.0%
Coruripe Netherlands BV (A)	10.000	02-10-27	349,000	330,632
Fiesta Purchaser, Inc. (A)	7.875	03-01-31	166,000	174,632
MARB BondCo PLC (A)	3.950	01-29-31	1,009,000	856,524
NBM US Holdings, Inc. (A)	6.625	08-06-29	688,000	690,012
Energy 19.6%				13,349,078
Oil, gas and consumable fuels 19.6%
Antero Midstream Partners LP (A)	5.375	06-15-29	592,000	584,913
Antero Midstream Partners LP (A)	6.625	02-01-32	395,000	407,016
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	593,000	591,548
Blue Racer Midstream LLC (A)	7.000	07-15-29	122,000	126,900
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	11

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Blue Racer Midstream LLC (A)	7.250	07-15-32	58,000	$60,812
Civitas Resources, Inc. (A)	8.625	11-01-30	323,000	351,102
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	180,000	162,594
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	319,000	274,531
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	1,425,000	1,413,776
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	1,100,000	1,100,189
EQM Midstream Partners LP (A)	6.375	04-01-29	214,000	220,004
EQM Midstream Partners LP (A)	7.500	06-01-30	120,000	130,970
Global Partners LP (A)	8.250	01-15-32	116,000	120,590
Hess Midstream Operations LP (A)	4.250	02-15-30	104,000	98,293
Hess Midstream Operations LP (A)	5.500	10-15-30	95,000	94,117
Hess Midstream Operations LP (A)	6.500	06-01-29	238,000	245,567
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	73,000	75,574
Leviathan Bond, Ltd. (A)	6.500	06-30-27	815,000	779,305
Leviathan Bond, Ltd. (A)	6.750	06-30-30	143,000	131,918
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	776,710	699,434
Parkland Corp. (A)	4.500	10-01-29	391,000	369,094
Parkland Corp. (A)	4.625	05-01-30	406,000	379,725
Parkland Corp. (A)	6.625	08-15-32	217,000	219,273
Petroleos Mexicanos	7.690	01-23-50	840,000	624,964
Southwestern Energy Company	4.750	02-01-32	297,000	281,491
Sunoco LP	4.500	04-30-30	633,000	601,477
Sunoco LP (A)	7.000	05-01-29	385,000	401,050
Sunoco LP (A)	7.250	05-01-32	440,000	465,368
Talos Production, Inc. (A)	9.000	02-01-29	53,000	56,304
Talos Production, Inc. (A)	9.375	02-01-31	67,000	71,552
Venture Global Calcasieu Pass LLC (A)	3.875	08-15-29	152,000	143,698
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	372,000	344,839
Venture Global LNG, Inc. (A)	7.000	01-15-30	403,000	412,006
Venture Global LNG, Inc. (A)	9.500	02-01-29	751,000	846,331
Vital Energy, Inc. (A)	7.875	04-15-32	452,000	462,753
Financials 11.7%				8,001,951
Banks 6.4%
Barclays PLC (4.375% to 9-15-28, then 5 Year CMT + 3.410%) (B)	4.375	03-15-28	697,000	616,139
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	400,000	417,262
Citigroup, Inc. (4.700% to 1-30-25, then Overnight SOFR + 3.234%) (B)	4.700	01-30-25	881,000	874,696
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (B)	6.250	08-15-26	772,000	778,649
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (B)(C)	8.626	09-30-24	445,000	440,847
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	200,000	199,577
Popular, Inc.	7.250	03-13-28	675,000	707,141
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	400,000	334,841
Consumer finance 0.9%
Enova International, Inc. (A)	9.125	08-01-29	175,000	177,661
OneMain Finance Corp.	9.000	01-15-29	419,000	445,181
Financial services 0.8%
Block, Inc.	3.500	06-01-31	180,000	162,481
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	111,000	105,379
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	275,000	270,060
Insurance 3.5%
AmWINS Group, Inc. (A)	6.375	02-15-29	280,000	287,090
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31	185,000	193,579
12	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (A)	4.700	10-15-51	480,000	$451,037
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	200,000	204,589
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	510,000	478,559
Panther Escrow Issuer LLC (A)	7.125	06-01-31	730,000	760,377
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (A)	7.250	04-01-29	93,000	96,806
Health care 2.8%				1,906,077
Health care equipment and supplies 0.5%
Varex Imaging Corp. (A)	7.875	10-15-27	333,000	337,396
Health care providers and services 2.0%
AdaptHealth LLC (A)	5.125	03-01-30	167,000	152,692
Concentra Escrow Issuer Corp. (A)	6.875	07-15-32	91,000	95,194
DaVita, Inc. (A)	3.750	02-15-31	262,000	233,207
DaVita, Inc. (A)	4.625	06-01-30	944,000	890,097
Pharmaceuticals 0.3%
Endo Finance Holdings, Inc. (A)	8.500	04-15-31	186,000	197,491
Industrials 14.4%				9,810,005
Aerospace and defense 1.1%
AAR Escrow Issuer LLC (A)	6.750	03-15-29	142,000	146,992
Embraer Netherlands Finance BV (A)	7.000	07-28-30	570,000	610,713
Building products 2.4%
Builders FirstSource, Inc. (A)	4.250	02-01-32	690,000	630,416
Builders FirstSource, Inc. (A)	6.375	06-15-32	393,000	404,756
Builders FirstSource, Inc. (A)	6.375	03-01-34	598,000	613,941
Commercial services and supplies 2.5%
Albion Financing 1 SARL (A)	6.125	10-15-26	415,000	413,762
Allied Universal Holdco LLC (A)	6.000	06-01-29	200,000	178,016
Allied Universal Holdco LLC (A)	7.875	02-15-31	600,000	609,170
APX Group, Inc. (A)	5.750	07-15-29	481,000	476,575
Construction and engineering 1.5%
Arcosa, Inc. (A)	6.875	08-15-32	90,000	93,819
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	687,000	668,315
Williams Scotsman, Inc. (A)	6.625	06-15-29	236,000	243,655
Electrical equipment 1.0%
EMRLD Borrower LP (A)	6.625	12-15-30	648,000	663,574
Ground transportation 0.3%
Watco Companies LLC (A)	7.125	08-01-32	209,000	216,418
Machinery 0.4%
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	277,000	292,196
Passenger airlines 3.0%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	1,020,000	1,092,726
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	77,618	73,228
American Airlines, Inc. (A)	7.250	02-15-28	548,000	551,408
United Airlines, Inc. (A)	4.625	04-15-29	365,000	347,444
Professional services 0.5%
TriNet Group, Inc. (A)	3.500	03-01-29	364,000	336,728
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors 1.1%
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	230,000	$214,622
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	564,000	542,468
Transportation infrastructure 0.6%
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	375,000	389,063
Information technology 1.1%				758,369
IT services 0.1%
Amentum Escrow Corp. (A)	7.250	08-01-32	61,000	63,782
Software 1.0%
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	346,000	341,861
Rocket Software, Inc. (A)	9.000	11-28-28	340,000	352,726
Materials 6.1%				4,137,546
Chemicals 2.2%
Braskem Idesa SAPI (A)	6.990	02-20-32	400,000	310,989
Braskem Netherlands Finance BV (A)	4.500	01-31-30	1,070,000	939,962
Sasol Financing USA LLC	5.500	03-18-31	299,000	262,919
Construction materials 0.3%
Summit Materials LLC (A)	7.250	01-15-31	190,000	200,707
Containers and packaging 1.6%
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	500,000	501,843
Graphic Packaging International LLC (A)	3.500	03-01-29	399,000	370,593
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31	209,000	211,482
Metals and mining 2.0%
Alcoa Nederland Holding BV (A)	7.125	03-15-31	141,000	148,280
Arsenal AIC Parent LLC (A)	8.000	10-01-30	257,000	276,312
First Quantum Minerals, Ltd. (A)	8.625	06-01-31	290,000	289,886
Novelis Corp. (A)	4.750	01-30-30	654,000	624,573
Real estate 0.9%				632,514
Specialized REITs 0.9%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	216,000	205,575
Iron Mountain, Inc. (A)	5.250	07-15-30	438,000	426,939
Utilities 6.6%				4,479,841
Electric utilities 3.2%
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (A)(B)	9.125	03-15-33	478,000	540,080
NRG Energy, Inc. (A)	3.625	02-15-31	290,000	259,462
NRG Energy, Inc. (A)	3.875	02-15-32	907,000	813,036
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	486,000	541,013
Independent power and renewable electricity producers 3.4%
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	482,566	431,877
Lightning Power LLC (A)	7.250	08-15-32	602,000	622,045
NextEra Energy Operating Partners LP (A)	3.875	10-15-26	433,000	418,886
NextEra Energy Operating Partners LP (A)	4.500	09-15-27	316,000	305,201
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	269,000	278,181

Vistra Operations Company LLC (A)	6.875	04-15-32	260,000	270,060
14	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Term loans (D) 0.4%				$260,348
(Cost $259,823)
Health care 0.4%				260,348
Pharmaceuticals 0.4%

Endo Finance Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.500%)	9.783	04-23-31	261,000	260,348

Asset backed securities 0.0%				$34,975
(Cost $38,000)
Asset backed securities 0.0%				34,975
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	38,000	34,975

	Shares	Value
Common stocks 0.0%		$8,017
(Cost $75,355)
Energy 0.0%		8,017
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (E)	297	8,017

Preferred securities 0.6%		$384,920
(Cost $378,961)
Communication services 0.1%		79,420
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	3,800	79,420
Financials 0.5%		305,500
Banks 0.5%
Wells Fargo & Company, 7.500%	250	305,500

	Yield (%)	Shares	Value
Short-term investments 1.3%			$885,799
(Cost $885,823)
Short-term funds 1.3%			885,799
John Hancock Collateral Trust (F)	5.2747(G)	88,583	885,799

Total investments (Cost $65,352,390) 98.4%	$67,107,171
Other assets and liabilities, net 1.6%	1,072,340
Total net assets 100.0%	$68,179,511

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $53,984,790 or 79.2% of the portfolio’s net assets as of 8-31-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	The rate shown is the annualized seven-day yield as of 8-31-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	15

The portfolio had the following country composition as a percentage of net assets on 8-31-24:
United States	76.4%
Canada	3.9%
United Kingdom	3.6%
Netherlands	3.3%
Luxembourg	2.5%
Israel	2.0%
France	1.7%
Mexico	1.5%
Brazil	1.5%
Puerto Rico	1.0%
Other countries	2.6%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

As of 8-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.5%				$20,444,484
(Cost $19,640,353)
Alaska 1.1%				229,185
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	250,000	229,185
Arizona 4.9%				1,025,497
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	345,000	346,771
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	250,000	252,308
Maricopa County Industrial Development Authority Arizona Autism Charter Schools, Series A (A)	4.000	07-01-51	350,000	290,470
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.375	06-15-64	135,000	135,948
Arkansas 1.4%				300,451
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.500	09-01-49	300,000	300,451
California 6.5%				1,372,463
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	100,000	108,269
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (A)	5.000	07-01-36	250,000	277,038
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	250,000	250,899
California Statewide Communities Development Authority Loma Linda University Medical Center	5.250	12-01-44	35,000	34,976
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	300,000	218,973
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (A)	4.000	08-01-56	250,000	224,560
CSCDA Community Improvement Authority Pasadena Portfolio, Series A-2 (A)	3.000	12-01-56	200,000	141,445
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.211	06-01-66	1,000,000	116,303
Colorado 2.4%				497,075
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	250,000	237,662
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	250,000	259,413
16	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Connecticut 1.4%				$303,315
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	300,000	303,315
Delaware 1.1%				241,980
Delaware State Economic Development Authority NRG Energy Project, Series A	1.250	10-01-45	250,000	241,980
Florida 14.6%				3,071,473
Cabot Citrus Farms Community Development District	5.250	03-01-29	200,000	202,092
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	300,000	253,246
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-54	235,000	222,873
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	310,000	278,211
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	250,000	221,296
Florida Higher Educational Facilities Financial Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	250,000	243,446
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	245,000	259,475
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	250,000	268,756
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	250,000	247,731
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	250,000	223,867
Shingle Creek at Bronson Community Development District Florida Special Assessment	3.100	06-15-31	250,000	240,880
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	300,000	236,837
Village Community Development District CDD No. 12	4.250	05-01-43	175,000	172,763
Georgia 2.8%				594,635
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	20,000	20,146
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	145,000	152,760
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	250,000	208,763
Development Authority of Burke County Georgia Power Company Vogtle Project, First Series 1996	3.875	10-01-32	210,000	212,966
Illinois 6.1%				1,283,121
Chicago Board of Education Capital Improvement	5.000	04-01-38	375,000	408,947
Chicago Board of Education Series H, GO	5.000	12-01-46	250,000	251,770
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	115,000	107,129
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	250,000	271,346
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	250,000	243,929
Indiana 1.0%				215,979
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	180,000	105,489
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	100,000	110,490
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	17

	Rate (%)	Maturity date	Par value^	Value
Iowa 1.0%				$205,475
Iowa Finance Authority Alcoa, Inc. Project	4.750	08-01-42	205,000	205,475
Kansas 1.9%				403,351
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	165,000	163,672
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	240,000	239,679
Kentucky 1.2%				247,691
City of Henderson Pratt Paper LLC Project, Series B, AMT (A)	4.450	01-01-42	250,000	247,691
Louisiana 1.2%				245,491
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	240,000	245,491
Maryland 1.7%				358,171
City of Rockville Ingleside at King Farm Project, Series B	4.500	11-01-43	15,000	13,807
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	250,000	237,554
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare, Series B	5.000	01-01-32	100,000	106,810
Massachusetts 4.2%				871,909
Massachusetts Development Finance Agency Boston Medical Center, Series G	4.375	07-01-52	225,000	227,339
Massachusetts Development Finance Agency Emerson College	5.000	01-01-45	135,000	135,200
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	252,569
Massachusetts Development Finance Agency Newbridge Charles, Inc. (A)	5.000	10-01-37	250,000	256,801
Michigan 1.6%				331,411
City of Detroit, GO	5.500	04-01-32	300,000	331,411
Missouri 2.2%				455,745
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	250,000	254,276
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	200,000	201,469
Montana 0.8%				169,048
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	250,000	169,048
New Hampshire 1.0%				212,994
New Hampshire Business Finance Authority Covanta Resources Recovery, Series B, AMT (A)	3.750	07-01-45	250,000	212,994
New Jersey 1.2%				250,624
Salem County Pollution Control Financing Authority Philadelphia Electric Company Project, Series A, AMT	4.450	03-01-25	250,000	250,624
New York 3.0%				626,805
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	250,000	250,477
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	130,000	126,331
New York Transportation Development Corp. Laguardia Airport Terminal B, AMT	4.000	07-01-33	250,000	249,997
18	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio 3.1%				$649,604
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	250,000	188,920
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	250,000	229,738
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.600	06-01-41	250,000	230,946
Oklahoma 1.0%				200,481
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-25	200,000	200,481
Oregon 1.2%				250,360
Hospital Facilities Authority of Multnomah County Mirabella South Waterfront	5.400	10-01-44	250,000	250,360
Pennsylvania 2.8%				581,912
Beaver County Industrial Development Authority FirstEnergy Generation Project, Series B	3.750	10-01-47	385,000	335,182
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	300,000	246,730
Puerto Rico 4.7%				986,880
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.383	11-01-43	310,709	196,523
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	250,000	246,473
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	250,000	247,624
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	300,000	296,260
South Carolina 1.5%				307,479
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	250,000	269,979
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(C)	6.500	06-01-51	250,000	37,500
Texas 7.3%				1,530,327
Arlington Higher Education Finance Corp. Wayside Schools, Series A	5.000	08-15-25	205,000	206,260
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)(C)	10.000	06-01-42	100,000	100,241
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	250,000	241,952
Decatur Hospital Authority Wise Health System	5.000	09-01-31	200,000	225,280
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	4.000	01-01-50	250,000	246,911
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	250,000	254,372
Texas Transportation Commission State Highway 249 System State Highway Toll, First Tier	5.000	08-01-57	250,000	255,311
Utah 1.2%				249,266
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	249,266
Vermont 1.1%				223,113
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	250,000	223,113
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	19

	Rate (%)	Maturity date	Par value^	Value
Virgin Islands 1.8%				$374,263
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	350,000	374,263
Virginia 2.5%				514,988
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	300,000	292,114
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-56	220,000	222,874
West Virginia 0.9%				191,555
City of South Charleston South Charleston Park Place (A)	4.500	06-01-50	240,000	191,555
Wisconsin 4.1%				870,367
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	250,000	261,972
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	275,129
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	260,000	233,277
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	100,000	99,989

	Yield (%)	Shares	Value
Short-term investments 1.8%			$373,789
(Cost $373,778)
Short-term funds 1.8%
John Hancock Collateral Trust (D)	5.2747(E)	37,380	373,789
Total investments (Cost $20,014,131) 99.3%			$20,818,273
Other assets and liabilities, net 0.7%			149,714
Total net assets 100.0%			$20,967,987

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,051,218 or 33.6% of the fund’s net assets as of 8-31-24.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Non-income producing - Issuer is in default.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 8-31-24.
The fund had the following sector composition as a percentage of net assets on 8-31-24:
General obligation bonds	6.2%
Revenue bonds	91.3%
Development	22.2%
Health care	18.5%
Education	17.3%
Other revenue	12.5%
Transportation	4.9%
Housing	4.0%
Tobacco	3.6%
Utilities	3.1%
Water and sewer	2.5%
20	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Airport	2.5%
Pollution	0.2%
Short-term investments and other	2.5%
TOTAL	100.0%
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 8-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 31.5%				$45,746,218
(Cost $45,489,264)
Commercial and residential 27.0%				39,220,555
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A1 (A)(B)	1.691	04-25-65	485,116	451,849
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	111,034	104,296
Series 2021-1, Class A1 (A)(B)	0.909	01-25-66	335,052	288,872
Series 2021-4, Class A1 (A)(B)	1.035	01-20-65	705,836	588,138
Series 2021-5, Class A1 (A)(B)	0.951	07-25-66	226,481	194,517
Series 2021-6, Class A1 (A)(B)	1.458	09-25-66	637,100	529,194
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	723,638	714,804
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	1,329,284	1,317,983
Arroyo Mortgage Trust
Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	62,593	58,986
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	131,850	116,681
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	260,000	254,164
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	267,000	260,922
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	286,032	283,304
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	169,226	153,825
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(C)	6.951	01-15-34	252,000	248,063
Series 2022-CLS, Class A (A)	5.760	10-13-27	1,213,000	1,217,270
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(C)	6.551	08-15-36	1,409,000	1,327,349
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	272,982	265,190
CFK Trust
Series 2020-MF2, Class A (A)	2.387	03-15-39	530,000	478,420
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class A2	2.450	07-10-49	734,602	706,246
Series 2020-GC46, Class A2	2.708	02-15-53	405,000	387,060
Series 2023-SMRT, Class A (A)(B)	6.015	10-12-40	870,000	892,460
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	363,513	300,496
Series 2021-3, Class A1 (A)(B)	0.956	09-27-66	709,637	584,312
Series 2021-HX1, Class A1 (A)(B)	1.110	10-25-66	129,506	109,499
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	163,522	153,759
COLT Mortgage Pass-Through Trust
Series 2021-1R, Class A1 (A)(B)	0.857	05-25-65	21,728	18,791
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	2,084,558	1,792,916
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(B)	2.773	11-10-46	370,000	289,248
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	287,813	274,304
Series 2021-AFC1, Class A1 (A)(B)	0.830	03-25-56	1,136,719	937,642
Series 2021-NQM1, Class A1 (A)(B)	0.809	05-25-65	107,625	95,880
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	376,522	331,984
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM5, Class A1 (A)(B)	0.938	05-25-66	60,417	$49,781
Series 2021-NQM6, Class A1 (A)(B)	1.174	07-25-66	722,113	608,270
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	738,011	624,672
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	652,475	613,632
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(B)	0.899	04-25-66	378,585	332,231
Ellington Financial Mortgage Trust
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	25,083	24,212
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	111,089	94,747
Series 2021-2, Class A1 (A)(B)	0.931	06-25-66	139,459	116,195
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	1,033,546	856,660
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	131,131	123,504
Series 2021-NQM1, Class A1 (A)(B)	0.874	01-25-66	200,240	172,390
Series 2021-NQM3, Class A1 (A)(B)	1.091	05-25-66	340,125	289,075
Series 2021-NQM6, Class A1 (A)(B)	1.855	08-25-66	103,989	93,538
GS Mortgage Securities Trust
Series 2020-UPTN, Class A (A)	2.751	02-10-37	337,000	327,798
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	09-27-60	267,138	249,855
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	1,153,246	1,021,913
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	371,514	320,731
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (A)	2.812	01-16-37	300,000	264,840
MFA Trust
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	708,314	657,639
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(B)	3.500	10-25-59	82,620	77,634
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	1,122,196	957,557
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	980,931	909,629
OBX Trust
Series 2021-NQM1, Class A1 (A)(B)	1.072	02-25-66	507,313	448,569
Series 2021-NQM2, Class A1 (A)(B)	1.101	05-25-61	742,634	604,280
Series 2021-NQM3, Class A1 (A)(B)	1.054	07-25-61	1,050,476	853,659
SLG Office Trust
Series 2021-OVA, Class A (A)	2.585	07-15-41	1,140,000	969,746
Series 2021-OVA, Class C (A)	2.851	07-15-41	1,458,000	1,210,331
Series 2021-OVA, Class D (A)	2.851	07-15-41	110,000	89,419
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	683,205	631,845
Series 2022-1, Class A1 (A)(B)	2.447	12-25-66	1,318,033	1,169,017
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	200,000	195,250
Series 2018-4, Class A1 (A)(B)	3.000	06-25-58	685,744	645,458
Series 2019-1, Class A1 (A)(B)	3.750	03-25-58	472,967	457,392
Series 2019-4, Class A1 (A)(B)	2.900	10-25-59	474,295	451,273
Series 2020-1, Class A1 (A)(B)	2.710	01-25-60	238,367	226,433
Series 2020-3, Class A1 (A)(B)	3.088	02-25-63	194,671	187,026
Series 2020-4, Class A1 (A)	1.750	10-25-60	1,015,985	914,121
Series 2024-1, Class A1 (A)(B)	4.478	03-25-64	1,241,535	1,277,096
Series 2024-3, Class A1A (A)(B)	5.108	07-25-65	908,752	907,165
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (A)	1.218	05-25-65	236,483	225,162
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	908,268	811,538
22	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	551,388	$470,864
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	189,137	160,627
Series 2021-5, Class A1 (A)(B)	1.013	09-25-66	376,101	319,142
Series 2021-6, Class A1 (A)(B)	1.630	10-25-66	140,770	120,492
Series 2021-R2, Class A1 (A)(B)	0.918	02-25-64	130,780	118,967
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (A)	6.664	12-25-68	429,749	435,319
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	623,244	589,041
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A2	2.766	02-15-53	220,000	216,396
U.S. Government Agency 4.5%				6,525,663
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.321	06-25-25	9,490,223	6,693
Government National Mortgage Association
Series 2020-108, Class IO	0.847	06-16-62	2,464,436	143,452
Series 2020-114, Class IO	0.801	09-16-62	825,803	47,562
Series 2020-118, Class IO	0.883	06-16-62	5,015,726	300,365
Series 2020-120, Class IO	0.768	05-16-62	961,250	56,910
Series 2020-137, Class IO	0.796	09-16-62	3,932,906	228,142
Series 2020-150, Class IO	0.964	12-16-62	1,088,928	72,340
Series 2020-170, Class IO	0.834	11-16-62	504,303	32,502
Series 2020-92, Class IO	0.879	02-16-62	786,300	48,251
Series 2021-10, Class IO	0.986	05-16-63	428,556	31,128
Series 2021-11, Class IO	1.021	12-16-62	625,825	45,132
Series 2021-203, Class IO	0.869	07-16-63	5,647,301	369,384
Series 2021-220, Class IO	0.827	12-16-63	5,184,468	323,976
Series 2021-3, Class IO	0.869	09-16-62	2,024,572	129,609
Series 2021-47, Class IO	0.992	03-16-61	4,568,444	319,835
Series 2022-150, Class IO	0.822	06-16-64	5,457,909	333,804
Series 2022-181, Class IO	0.717	07-16-64	2,413,782	157,103
Series 2022-221, Class IO	0.844	06-16-64	6,835,634	435,503
Series 2022-57, Class IO	0.757	09-16-63	2,877,611	161,171
Series 2023-105, Class IO	0.744	07-16-65	5,633,272	363,129
Series 2023-177, Class IO	0.859	06-16-65	7,698,141	508,060
Series 2023-197, Class IO	1.317	09-16-65	7,369,847	654,672
Series 2023-30, Class IO	1.146	11-16-64	2,955,420	213,001
Series 2023-33, Class IO	0.935	05-16-63	4,654,032	329,022
Series 2023-36, Class IO	0.935	10-16-64	8,109,737	541,117
Series 2023-62, Class IO	0.937	02-16-65	4,934,229	337,010

Series 2023-91, Class IO	0.875	04-16-65	4,505,538	336,790
Asset backed securities 66.8%				$97,041,268
(Cost $94,423,491)
Asset backed securities 66.8%				97,041,268
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	479,733	478,851
AGL Core CLO, Ltd.
Series 2024-31A, Class A (3 month CME Term SOFR + 1.400%) (A)(C)	6.600	07-20-37	1,044,000	1,043,961
AIMCO CLO, Ltd.
Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) (A)(C)	6.692	07-22-37	315,000	316,171
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	266,000	249,878
Series 2023-2A, Class A2 (A)	6.500	11-16-48	590,000	608,583
AMSR Trust
Series 2020-SFR2, Class A (A)	1.632	07-17-37	708,041	686,244
Series 2021-SFR1, Class B (A)	2.153	06-17-38	570,000	518,669
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
APIDOS CLO XLVIII, Ltd.
Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) (A)(C)	6.755	07-25-37	699,000	$701,349
Applebee’s Funding LLC
Series 2023-1A, Class A2 (A)	7.824	03-05-53	259,000	271,238
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	294,314	269,005
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	1,281,600	1,213,534
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (A)	5.360	06-20-30	1,619,000	1,650,724
Bain Capital Credit CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.520%) (A)(C)	6.846	07-15-37	627,000	631,718
Ballyrock CLO, Ltd.
Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) (A)(C)	6.844	07-25-37	511,000	512,490
Battalion CLO XXV, Ltd.
Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) (A)(C)	6.902	03-13-37	436,000	436,970
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	1,704,950	1,556,891
Capital Automotive REIT
Series 2024-2A, Class A2 (A)	5.250	05-15-54	892,203	884,352
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	942,776	928,979
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	1,090,493	1,104,146
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	1,876,257	1,803,909
Series 2021-1A, Class A1 (A)	1.530	03-15-61	1,749,183	1,628,907
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	1,513,786	1,391,536
Series 2020-3A, Class A (A)	2.070	10-18-45	399,613	368,971
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	923,470	836,893
Series 2022-1A, Class A (A)	2.720	01-18-47	788,724	717,452
Series 2023-1A, Class A (A)	6.310	06-18-48	270,903	279,695
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	1,225,000	1,232,863
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	1,771,000	1,695,387
Series 2024-2A, Class A2 (A)	4.500	05-20-49	1,671,000	1,605,868
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	2,230,000	2,102,838
Series 2021-2A, Class A2 (A)	2.400	10-25-51	1,256,000	1,165,406
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,037,850	1,007,523
Series 2021-1A, Class A2I (A)	2.045	11-20-51	2,067,535	1,937,432
Series 2021-1A, Class A2II (A)	2.493	11-20-51	284,943	257,547
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	904,000	834,171
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	1,718,320	1,674,118
Series 2019-1A, Class A2 (A)	3.668	10-25-49	1,330,560	1,247,803
Series 2021-1A, Class A2I (A)	2.662	04-25-51	1,410,125	1,287,850
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	1,028,690	960,643
Series 2021-1A, Class A2 (A)	2.791	10-20-51	913,178	818,679
Series 2024-1A, Class A2 (A)	6.372	10-20-54	1,620,000	1,672,749
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A (A)	1.360	08-27-35	49,431	46,158
Elmwood CLO IV, Ltd.
Series 2020-1A, Class AR (3 month CME Term SOFR + 1.460%) (A)(C)	6.783	04-18-37	762,000	765,001
24	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	1,272,000	$1,288,097
FirstKey Homes Trust
Series 2021-SFR1, Class C (A)	1.888	08-17-38	213,000	199,355
Series 2021-SFR1, Class D (A)	2.189	08-17-38	445,000	417,360
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (A)	7.549	01-26-54	590,000	621,543
Ford Credit Auto Owner Trust
Series 2023-2, Class A (A)	5.280	02-15-36	1,611,000	1,658,592
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	900,000	916,125
GMF Floorplan Owner Revolving Trust
Series 2024-2A, Class A (A)	5.060	03-15-31	1,962,000	2,009,511
GoldenTree Loan Management US CLO, Ltd.
Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) (A)(C)	6.783	07-20-37	452,000	454,237
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	265,282	265,698
Series 2021-1A, Class A2 (A)	2.773	04-20-29	346,324	335,871
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	1,096,000	1,053,247
HIN Timeshare Trust
Series 2020-A, Class A (A)	1.390	10-09-39	146,003	135,316
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	71,155	66,909
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	1,195,000	1,124,581
Series 2023-1A, Class A2 (A)	5.687	05-20-53	525,000	534,430
Series 2024-1A, Class A2 (A)	5.893	06-20-54	260,000	267,540
Invitation Homes Trust
Series 2024-SFR1, Class A (A)	4.000	09-17-29	1,305,000	1,257,867
Magnetite XL, Ltd.
Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) (A)(C)	6.782	07-15-37	731,000	732,013
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (A)	6.560	04-20-53	1,215,000	1,257,265
Series 2024-1A, Class A2 (A)	6.230	04-20-54	1,270,000	1,312,088
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	115,543	109,838
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	169,046	172,288
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A (A)	1.220	07-15-69	39,622	36,621
Series 2020-IA, Class A1A (A)	1.330	04-15-69	152,048	140,367
Series 2021-FA, Class A (A)	1.110	02-18-70	668,590	582,986
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	143,741	127,033
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	2,137,262	1,960,635
Series 2022-1A, Class A2 (A)	3.695	01-30-52	911,625	823,674
Series 2023-1A, Class A2 (A)	7.308	01-30-53	571,300	584,726
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	2,257,000	2,062,473
Series 2021-1, Class B1 (A)	2.410	10-20-61	1,092,000	971,452
OHA Credit Partners XI, Ltd.
Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) (A)(C)	6.742	04-20-37	537,000	538,166
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (A)(C)	6.694	07-20-37	578,000	579,021
Progress Residential Trust
Series 2021-SFR2, Class A (A)	1.546	04-19-38	1,470,918	1,396,976
Series 2021-SFR3, Class A (A)	1.637	05-17-26	343,013	326,034
Series 2021-SFR6, Class A (A)	1.524	07-17-38	429,542	405,495
Series 2024-SFR1, Class A (A)	3.350	02-17-41	783,000	735,210
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	25

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	1,930,000	$1,898,703
SCF Equipment Leasing LLC
Series 2021-1A, Class B (A)	1.370	08-20-29	545,053	537,447
Series 2022-1A, Class A3 (A)	2.920	07-20-29	237,748	235,118
Series 2022-2A, Class C (A)	6.500	08-20-32	125,000	129,004
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	1,225,000	1,252,712
SERVPRO Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.882	10-25-49	214,313	207,526
Series 2021-1A, Class A2 (A)	2.394	04-25-51	1,233,563	1,115,661
Series 2024-1A, Class A2 (A)	6.174	01-25-54	912,415	941,704
Sesac Finance LLC
Series 2019-1, Class A2 (A)	5.216	07-25-49	1,145,700	1,134,072
SMB Private Education Loan Trust
Series 2016-A, Class A2A (A)	2.700	05-15-31	17,860	17,786
Series 2021-A, Class APT2 (A)	1.070	01-15-53	429,839	387,197
Series 2021-D, Class A1A (A)	1.340	03-17-53	143,881	132,702
Series 2023-A, Class A1A (A)	5.380	01-15-53	136,627	138,709
Series 2023-C, Class A1A (A)	5.670	11-15-52	134,464	137,635
Series 2024-A, Class A1A (A)	5.240	03-15-56	868,257	880,038
Series 2024-E, Class A1A (A)	5.090	10-16-56	976,000	979,274
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	505,920	488,410
Series 2020-1A, Class A2II (A)	4.336	01-20-50	441,600	417,996
Series 2021-1A, Class A2I (A)	2.190	08-20-51	879,575	783,442
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	899,000	922,382
Series 2024-1A, Class A2II (A)	6.268	07-30-54	809,000	838,431
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	348,000	347,126
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	1,315,200	1,218,712
Series 2021-1A, Class A (A)	1.650	02-20-46	1,096,566	973,530
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	446,811	405,755
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	1,454,242	1,334,016
Series 2021-1A, Class A (A)	1.860	03-20-46	1,337,565	1,201,027
Vantage Data Centers LLC
Series 2020-2A, Class A2 (A)	1.992	09-15-45	1,145,000	1,039,453
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	496,927	477,226
Verizon Master Trust
Series 2024-5, Class A (A)	5.000	06-21-32	2,684,000	2,757,221
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	484,714	440,702
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	1,485,621	1,328,614
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	2,419,160	2,255,526
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	902,100	822,619

	Yield (%)	Shares	Value
Short-term investments 1.8%			$2,626,082
(Cost $2,626,016)
Short-term funds 1.8%			2,626,082
John Hancock Collateral Trust (D)	5.2747(E)	262,619	2,626,082

26	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Total investments (Cost $142,538,771) 100.1%	$145,413,568
Other assets and liabilities, net (0.1%)	(118,416)
Total net assets 100.0%	$145,295,152

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $133,529,073 or 91.9% of the portfolio’s net assets as of 8-31-24.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 8-31-24.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	27

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Bond Completion Portfolio
Investments in securities:
Assets
U.S. Government and Agency obligations	$926,119	—	$926,119	—
Corporate bonds	154,149	—	154,149	—
Short-term investments	647	$647	—	—
Total investments in securities	$1,080,915	$647	$1,080,268	—

Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$266,408,735	—	$266,408,735	—
Municipal bonds	325,275	—	325,275	—
Short-term investments	2,264,186	$2,264,186	—	—
Total investments in securities	$268,998,196	$2,264,186	$266,734,010	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$65,533,112	—	$65,533,112	—
Term loans	260,348	—	260,348	—
Asset backed securities	34,975	—	34,975	—
Common stocks	8,017	—	8,017	—
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	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (continued)
Preferred securities	$384,920	$384,920	—	—
Short-term investments	885,799	885,799	—	—
Total investments in securities	$67,107,171	$1,270,719	$65,836,452	—

Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Investments in securities:
Assets
Municipal bonds	$20,444,484	—	$20,444,484	—
Short-term investments	373,789	$373,789	—	—
Total investments in securities	$20,818,273	$373,789	$20,444,484	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$45,746,218	—	$45,746,218	—
Asset backed securities	97,041,268	—	97,041,268	—
Short-term investments	2,626,082	$2,626,082	—	—
Total investments in securities	$145,413,568	$2,626,082	$142,787,486	—
Investment in affiliated underlying funds. The portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Account Shares Bond Completion Portfolio
John Hancock Collateral Trust	65	$20,339	$65,539	$(85,227)	$(3)	$(1)	$103	—	$647
Managed Account Shares Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	226,428	$987,385	$20,043,000	$(18,766,964)	$872	$(107)	$29,212	—	$2,264,186
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	88,583	$946,467	$8,331,095	$(8,391,833)	$85	$(15)	$8,354	—	$885,799
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
John Hancock Collateral Trust	37,380	$149,960	$474,287	$(250,474)	$(17)	$33	$2,578	—	$373,789
Managed Account Shares Securitized Debt Portfolio
John Hancock Collateral Trust	262,619	$5,197,588	$17,906,067	$(20,478,535)	$783	$179	$51,741	—	$2,626,082
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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